State Street SPDR Nuveen ICE Short Term Municipal Bond ETF Investment Objectives and Goals - State Street SPDR Nuveen ICE Short Term Municipal Bond ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF(formerly, SPDR Nuveen Bloomberg Short Term Municipal Bond ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Nuveen ICE Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes.